Vessels, Drilling Rigs, Drillships, Machinery and Equipment - Additional information (Details) (USD $)	12 Months Ended						3 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Vessel Primera (Member)	Dec. 31, 2010 Vessel Primera (Member)	Dec. 31, 2011 Vessels Conquistador, Brisbane, Samsara and Toro (Member)	Jun. 30, 2011 Vessel La Jolla (Member)	Dec. 31, 2011 Vessel La Jolla (Member)	Dec. 31, 2011 OceanFreight [Member]	Dec. 31, 2009 Vessels La Jolla and Toro [Member]	Dec. 31, 2009 Vessels Rapallo and Olivia [Member]	Dec. 31, 2009 Vessel Paragon [Member]	Dec. 31, 2010 Vessel Amalfi [Member]	Dec. 31, 2010 Vessels Delray, Iguana and Xanadu [Member]	Dec. 31, 2011 Vessels Avoca, Padre and Positano [Member]	Mar. 31, 2012 Vessels Avoca, Padre and Positano [Member]
Loss/(Gain) on sale of assets, net	$ 3,357,000	$ (9,435,000)	$ (2,045,000)	$ (622,000)		$ (1,449,000)		$ (527,000)				$ (2,432,000)		$ (10,893,000)
Vessel impairment charge (Note 7 and 12)	144,688,000	3,588,000	1,578,000		3,588,000	106,187,000	5,917,000								32,584,000
Payments For Advances For Vessels And Rigs Under Construction And Acquisitions	2,221,427,000	890,098,000	129,889,000
Vessel Sale Price					26,500,000		20,200,000									118,000,000
Vessels									187,000,000
Price per Vessel/Drillship											70,507,000		43,448,000
Net Proceeds From Sale Of Vessel												30,163,000		73,317,000
Loss on contract cancellation	$ 6,202,000	$ 0	$ 15,270,000							$ 15,270,000